Schedule of Investments
December 31, 2020 (unaudited)
Collaborative Investment Series Trust
Preferred-Plus Fund Class A

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Preferred Securities - $25 Par Value - 46.16%

Deep Sea Foreign Transportation Of Freight - 0.07%
Costamare, Inc. Series E (Marshall Islands) 8.875%			300	7,758

Electric & Other Services Combined - 1.00%
NiSource, Inc. Series B 6.500%, to 3/15/2024			4,100	116,809

Electric Services - 0.83%
SCE Trust IV 5.375%, to 9/15/2025			4,000	96,880

Fire, Marine & Casualty Insurance - 1.46%
Enstar Group LTD Series D 7.000%, to 9/01/2028 (Bermuda)			6,000	169,440

Insurance Agents Brokers & Services - 2.06%
Equitable Holdings, Inc. Series A 5.250%			9,000	239,760

Insurance Carriers - 1.41%
Assurant, Inc. 5.250%, to 01/15/26			6,000	164,160

Life Insurance - 9.23%
American Equity Investment Life Holding Co. Series A 5.950%, to 12/01/2024			4,000	104,080
American Equity Investments 6.625%, to 9/01/2025			4,000	109,040
Athene Holdings Ltd. Series A 6.350%, to 6/30/2029 (Bermuda)			9,000	262,620
Brighthouse Financial, Inc. 6.750% Perpetual Pfd			5,000	141,900
Brighthouse Financial, Inc. 6.250% due 9/15/2058			3,400	96,560
MetLife, Inc. Series A 4.000% (minimum coupon 4%, 3-month US Libor + 1.000%)			4,500	115,425
MetLife, Inc. Series F 4.750%			9,000	244,800

				1,074,425
Miscellaneous Business Credit Institution - 1.26%
National Rural Utilities Cooperative Finance Corp. Series US 5.500%, due 5/15/2064			5,000	146,400

Motor Vehicles & Passenger Car Bodies - 0.47%
Ford Motor Co. 6.000%, due 12/01/2059			4,000	108,120
Ford Motor Co. 6.200%, due 6/01/2059			2,000	54,300

				162,420

National Commercial Banks - 15.75%
Bank of America Corp. 12/31/2020			6,800	152,660
Capital One Financial Corp. Series K, to 12/01/2025			5,000	129,050
Capital One Financial Corp. Series I 5.000%			8,000	212,720
Capital One Financial Corp. Series J 4.800%			7,547	196,222
Citigroup Capital XIII 8.1395%, due 10/30/2040 (3-month US Libor + 6.370%)			4,095	116,707
First Midwest Bancorp Inc			4,000	114,240
KeyCorp Series E 6.125%, to 12/15/2026			3,500	102,445
Regions Financial Corp. Series C 5.700%, to 8/15/2029			5,000	144,000
Synovus Financial Corp. Series D 6.300%, to 6/21/2023			4,000	106,480
Truist Financial Corp. Series R 4.750%, to 9/01/2025			4,000	110,680
US Bancorp 3.750%, to 01/15/2026 Perpetual Pfd			6,000	151,380
U.S. Bancorp Series B 3.500% (3-month US Libor + 0.600%)			7,600	188,252
Wells Fargo & Co. Series Q 5.850%, to 9/15/2023			4,025	108,071

				1,832,907
Real Estate Investment Trusts - 0.83%
Public Storage, Inc. Series M 4.125%, to 8/14/2025			1,000	27,130
Sachem Capital Corp. 6.875%, due 12/30/2024			3,900	96,769

				123,899
Security Brokers, Dealers & Flotation Companies - 1.90%
Goldman Sachs Group, Inc. Series K 6.375%, to 5/10/2024			1,400	40,908
Morgan Stanley Series F 6.875%, to 1/15/2024			3,295	93,908
Morgan Stanley Series K 5.850%, to 4/15/2027			3,000	86,550

				221,366
Services - Equipment Rental & Leasing - 1.35%
Air Lease Corp. 6.150%, to 3/15/2024			6,000	157,200

State Commercial Banks - 1.00%
Fifth-Third Bancorp Series K 4.950%, to 9/30/2024			4,000	110,880
First Citizens Bancshares, Inc. Series A 5.375%			4,500	121,680
First Republic Bank Series K 4.125%, to 10/30/2025			2,000	52,880
State Street Corp. Series G 5.350%, to 3/15/2026			4,000	115,840

				401,280
Telephone Communications (No Radio Telephone) - 2.31%
AT&T, Inc. Series A 5.000%, due 12/12/2024			4,000	108,560
AT&T, Inc. Series C 4.750%, due 2/18/2025			6,000	160,560

				269,120
Wholesale-Farm Product Raw Materials - 1.61%
CHS, Inc. Series 2 7.100%, to 3/31/2024			1,900	52,820
CHS, Inc. Series 4 7.500%, due 1/21/2025			4,560	134,839

				187,659

Total Preferred Securities - $25 Par Value			(Cost $ 5,036,478 )	5,371,483

Preferred Securities - $50 Par Value - 0.83%

Electric Services - 0.83%
DTE Energy Co. 6.250%, due 11/01/2022			2,000	96,280

Total Preferred Securities - $50 Par Value			(Cost $ 100,685)	96,280

Preferred Securities - Capital Securities - 50.15%

Electric Services - 1.00%
Emera, Inc. Series 16-A 6.750%, to 6/15/2026 (Canada)			100,000	116,875

Finance Services - 1.79%
American Express Co. Series C 4.0255%, to 6/15/2020			175,000	170,340
General Motors Financial Co., Inc. Series C 5.700%, to 9/30/2030			155,000	170,887
General Motors Financial Co., Inc. Series C 5.750%, to 9/30/2027			200,000	208,000

				549,227
Fire, Marine & Casualty Insurance - 1.43%
Progressive Corp. Series B 5.375%, to 3/15/2023			160,000	166,800

Life Insurance - 1.57%
MetLife, Inc. Series D 5.875%, to 3/15/2028			160,000	183,280

National Commercial Banks - 24.25%
Bank of America Corp. Series FF 5.875%, to 3/15/2028			300,000	339,000
Bank of America Corp. Series JJ 5.125%, to 6/20/2024			200,000	211,481
Citigroup, Inc. Series M 6.300%, to 5/15/2024			150,000	162,600
Citigroup, Inc. 6.25%, to 08/15/26			150,000	172,044
Huntington Bancshares, Inc. Series E 4.450%, to 10/15/2027			200,000	213,252
JPMorgan Chase & Co. Series CC 4.625%, to 11/01/2022			170,000	167,850
JPMorgan Chase & Co. Series X 6.100%, to 10/01/2024			160,000	175,482
JPMorgan Chase & Co. Series Z 4.051%, to 2/01/2021			125,000	124,589
KeyCorp Series D 5.000%, to 9/15/2026			160,000	173,440
PNC Financial Services Group, Inc. Series S 5.000%, to 11/01/2026			160,000	174,800
Regions Financial Corp. Series D 5.750%, to 6/15/2025			250,000	278,500
Truist Financial Corp. Series M 5.125%, to 12/15/2027			100,000	107,125
Truist Financial Corp. Series N 4.80%, to 9/01/2024			250,000	264,057
Wells Fargo & Co. Series L 7.500%			65	98,663
Wells Fargo & Co. Series S 5.900%, to 6/15/2024			150,000	159,187

				2,822,070
Personal Credit Institutions - 1.47%
Discover Financial Services Series C 5.500%, to 10/30/2027			160,000	171,200

Security Brokers, Dealers & Flotation Companies - 7.01%
Charles Schwab Corp. Series F 5.000%, to 12/01/2027			175,000	186,594
Charles Schwab Corp. 4.000%, to 12/01/2030			150,000	157,875
Goldman Sachs Group, Inc. Series P 5.000%, to 11/10/2022			160,000	161,600
Morgan Stanley 5.875%, to 09/15/2026			185,000	207,200
Morgan Stanley 5.300%, to 12/15/2025			100,000	102,000

				815,269
Services-Equipment Rental & Leasing, Nec - 2.65%
AerCap Holdings N.V. 5.875%, to 10/10/2079 (Ireland)			300,000	308,043

State Commercial Banks - 1.45%
Bank of New York Mellon Corp. Series D 4.500%, to 6/20/2023			180,000	183,744
Bank of New York Mellon Corp. Series F 4.625%, to 9/20/2026			105,000	111,300
Fifth-Third Bancorp Series J 4.57913% (3-month US Libor + 3.129%)			250,000	238,750
State Street Corp. Series H 5.625%, to 12/15/2023			160,000	168,768

				702,562

Total Preferred Securities Capital Securities			(Cost $ 5,588,078 )	5,835,326

Registered Investment Companies - 2.25%

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.			1,215	32,319
iShares Preferred & Income Securities ETF (8)			2,950	113,605
Nuveen Preferred Securities Income Fund			11,950	116,273

Total Registered Investment Companies			(Cost $226,703)	262,197

Money Market Registered Investment Companies - 0.12%

First American Government Obligations Fund Class X 0.09% (5)			13,782	13,782

Total Money Market Registered Investment Companies			(Cost $ 13,782)	13,782

Total Investments - 99.57%			(Cost $ 10,965,726)	11,586,835

Other Assets less Liabilities - .43%				50,042

Total Net Assets - 100.00%				11,636,877

Options

	Long (Short)		Notional Value of	Fair
	Contracts+	Expiration Date	Contracts ($)**	Value ($)
Put Options
SPDR S&P 500 ETF Trust, January 15, 2021, Put @ $290.00	56	1/15/2021	1,624,000	728
SPDR S&P 500 ETF Trust, January 29, 2021, Put @ $295.00	62	1/29/2021	1,829,000	2,232
SPDR S&P 500 ETF Trust, February 19, 2021, Put @ $300.00	54	2/19/2021	1,620,000	4,752
SPDR S&P 500 ETF Trust, December 31, 2021, Put @ $290.00	55	12/31/2021	1,595,000	55

	227		6,668,000	7,767

Put Options Written
SPDR S&P 500 ETF Trust, January 15, 2021, Put @ $345.00	56	1/15/2021	1,932,000	(4,648)
SPDR S&P 500 ETF Trust, January 29, 2021, Put @ $350.00	62	1/29/2021	2,170,000	(15,128)
SPDR S&P 500 ETF Trust, February 19, 2021, Put @ $300.00	54	2/19/2021	1,620,000	(29,916)

	172		5,722,000	(49,692)

Total Options			(Cost $ -291,557)	(41,925)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$5,751,509	$(49,692)
Level 2 - Other Significant Observable Inputs			5,835,326	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$11,586,835	$(49,692)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at December 31, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at December 31, 2020.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.